Metzler/Payden Investment Group

Semi-Annual Report

April 30, 2004

Management Discussion and Analysis

For the six-month period ended April 30, 2004, the European equity markets continued their upward trend established early in 2003. Positive economic growth statistics, especially in the Unites States and China, provided a solid foundation for the exporting countries of the world. Private consumption and employment statistics have yet to establish a sustained upward trend, although U.S. labor statistics appeared quite positive in April. Soaring oil prices and geopolitical developments continue to limit the upside potential of global equity markets despite a very positive first-quarter corporate earnings season.

Metzler/Payden’s European and international equity funds faced a volatile investment environment. The transition from a low interest rate environment to an environment in which rates are expected to increase and the revival of global economic growth are both factors that contributed to the market’s volatility.

International equity markets benefited not only from a strong European economy over the past six months, but also gained on positive performance from Asia, especially Japan. The Metzler/Payden International Equity Fund is well positioned, with concentrations in Europe and Asia, to benefit from growth in the global economies. The Fund returned 7.18% during the six-month period ended April 30, 2004, while its benchmark, the MSCI Developed Markets, World ex USA (in U.S. dollars), returned 11.97%. The sharp rise in energy prices and geopolitical issues continue to be unknown factors in the global recovery. The Fund has an overweight in energy stocks, holding BP and Total Fina, in the expectation that higher oil prices will lead to greater profits for the oil companies. Other top holdings include banking company, Royal Bank of Scotland, and telecommunications company, Vodafone, both based in the United Kingdom.

The Metzler/Payden European Quant Equity Fund, based on a quantitative model that determines the asset allocation of the fund from a universe of 600 stocks, proved successful in the volatile market environment. The Fund returned 12.88% during the six-month period ended April 30, 2004 versus the 13.08% return of the MSCI Europe Developed Markets Index (in U.S. dollars). The model adjusts the allocations on a monthly basis and had among its top holdings Spanish oil company, Repsol, Swiss banking firm, UBS, and diversified food manufacturer, Unilever, from The Netherlands.

The buildup to the European Union (EU) expansion from fifteen to twenty-five countries on May 1, 2004 led to a strong equity market rally in the former Eastern European countries. New member countries such as Poland, Hungary and Czech Republic performed well as they benefited from investment-grade sovereign ratings and increased investor confidence. The Metzler/Payden European Emerging Markets Fund took advantage of the convergence and strong economic growth in the region as it returned 22.48% over the six-month period ended April 30, 2004. Its benchmark, the Nomura Central Eastern Europe Index (in U.S. dollars) returned 23.78% over the same period.

The Metzler/Payden Euroland Blue Chip Fund is one of few funds offered for sale in the United States, which focuses specifically on the Euroland, the part of Europe where the euro currency is used as the common currency. Presently, twelve countries are members of the Monetary Union; with the United Kingdom, Sweden, and Denmark the only Western-European countries which have not yet adopted the euro as their currency. The Fund invests in Euroland’s large-cap stocks, which resemble the European equivalent of the Dow Jones Index. The Fund returned 7.17% over the six-month period ended April 30, 2004, versus 12.88% for its benchmark, the DJ Euro STOXX 50 Index (in U.S. dollars). Among the Fund’s largest holdings, which performed well, are French oil and banking companies, Total Fina and Banque National de Paris, respectively. Leading Spanish wireless communications company, Telefonica, also generated strong gains during the period.

Growth investing has replaced value investing as the leading style during the revival of the global economy. The Metzler/Payden European Growth Fund is an all-cap, all-sector growth fund that makes diversified investments throughout Europe. The Fund returned 9.54%, whereas its benchmark, the MSCI European Growth Developed Markets Index (in U.S. dollars), returned 11.93%. Above-average returns were generated by German dental company, Straumann Holding, Swiss fashion retailer, Charles Voegele, and Belgian wireless communications company, Mobistar.

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Common Stocks
Aerospace & Military (1%)
1,720	British Aerospace	$6,413
Automobiles (2%)
250	Daimerchrysler AG	11,199
1,180	Fiat SPA (b)	8,299
15	Porsche AG Preferred	9,301
Banking (10%)
850	Banco Bilbao Vizcaya Argentaria SA	11,212
140	BNP Paribas SA	8,403
1,530	BPI-SGPS SA	5,829
430	Credit Agricole SA	10,602
160	Deutsche Bank AG	13,179
370	Dexia	6,082
1,100	DNB NOR ASA	6,972
830	HBOS PLC	10,777
1,010	HSBC Holdings PLC	14,506
660	Royal Bank of Scotland Group PLC	19,861
530	San Paolo IMI	6,178
Beverages (1%)
270	Coca-Cola Hellenic Bottling Company SA	7,156
Broadcasting & Publishing (3%)
400	British Sky Broadcasting Group PLC	4,735
1,030	Trinity Mirror PLC	11,269
820	United Business Media PLC	6,705
300	Vivendi Universal (b)	7,544
Building Materials (1%)
670	Assa Abloy AB	8,160
Business & Public Services (3%)
400	Exel PLC	5,048
50	Sap AG	7,578
1,500	Serco Group PLC	5,732
450	Suez SA	9,015
Chemicals (2%)
600	Clariant AG	7,622
150	Lonza Group AG	7,251
900	Yara International ASA	6,360
Construction & Housing (1%)
60	ACS Actividades de Construction (b)	2,914
700	Skansa AB - B	5,638
Durables Goods (1%)
320	Philips Electronics NV	8,711
Electronics (3%)
4,411	Alstom	8,350
560	Asm Lithography Holding NV	8,910
640	Infineon Technologies AG	8,197

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Energy (7%)
1,600	BG Group PLC	9,264
3,000	BP Amoco PLC	25,996
80	LUKOIL	8,700
450	Statoil ASA	5,623
80	Technip SA	11,080
105	Total Fina SA	19,411
Exchange Traded Funds (32%)
2,800	iShares MSCI Canada Index Fund	37,436
1,700	iShares MSCI Hong Kong Index Fund	16,677
20,500	iShares MSCI Japan Index Fund	207,870
650	iShares MSCI Mexico (Free) Index Fund	12,227
590	iShares MSCI Pacific ex-Japan Index Fund	42,480
1,700	iShares MSCI Taiwan Index Fund	18,989
Financial Services (3%)
230	Credit Suisse Group	8,117
440	Fortis (b)	9,584
410	ING Group NV	8,783
Forestry & Paper Products (1%)
370	Upm-Kymmene OYJ	6,818
Health & Personal Care (4%)
100	Altana AG	6,363
190	AstraZeneca PLC	8,906
490	Glaxo SmithKine Place	10,164
600	Smith & Nephew PLC	6,106
143	Stada Arzneimittel AG	7,516
30	Straumann Holding AG	5,398
Insurance (3%)
70	Allianz AG	7,423
820	Aviva PLC	8,031
130	Baloise Holding LTD	5,280
50	Muenchener Rueckver AG	5,404
Merchandising (2%)
710	Ahold NV (b)	5,495
240	Karstadt AG	5,098
1,170	Kesa Electricals	5,865
170	Metro AG	7,534
Metals-Steel (1%)
680	Arcelor	11,292
Multi-Industry (1%)
4,740	Sonae, SGPS, SA	5,225
Telecommunication (6%)
250	France Telecom	6,029
800	Nokia OYJ	11,253
750	Telefonica SA	11,151
450	Telekom Austria AG	6,605
8,220	Vodafone Group PLC	20,017

INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Textiles & Apparel (1%)
230	Cie Financiere Richemont	5,923
Transportation (3%)
840	Brisa-Auto Estradas de Portugal, SA	5,716
880	Deutsche Lufthansa- REG (b)	14,128
960	EasyJet PLC	5,047
Utility (2%)
150	E.ON AG	9,938
770	National Grid Transco PLC	5,855

Total Common Stocks (Cost - $924,735) (94%)		947,525
Other Assets, net of Liabilities (6%)		56,723

Net Assets (100%)		$1,004,248

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$49,965
Unrealized depreciation	(27,175)

Net unrealized appreciation	$22,790

(b)	Non-income producing security

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
6/15/2004	Great Britain Pound (Sell 22,000)	1.7699	$40,246	1,309
6/15/2004	Great Britain Pound (Sell 25,000)	1.7699	44,980	732

			$85,226	$2,041

Liabilities:
6/15/2004	Great Britain Pound (Buy 75,000)	1.7699	$136,665	(3,922)

Top Five Country Holdings
Japan			21%
United Kingdom			19%
Germany			11%
France			9%
Switzerland			4%

See notes to financial statements.

EUROPEAN QUANT EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Common Stocks
Aerospace & Military Technology (2%)
4,650	British Aerospace	$17,337
Appliances & Household Durables (2%)
995	Philips Electronics NV	27,085
Banks (17%)
1,480	ABN Amro Holding NV	32,166
890	Alliance & Leicester PLC	13,233
2,810	Banco Santander Central Hispano SA	30,165
700	Bank of Ireland	8,479
590	Bank of Ireland	7,146
3,300	Barclays PLC	29,827
1,960	HBOS PLC	25,450
3,045	Lloyds TSB Group PLC	22,814
1,145	Royal Bank of Scotland Group PLC	34,457
Beverages & Tobacco (3%)
1,770	British American Tobacco	26,900
420	Interbrew	12,610
Broadcasting & Publishing (5%)
1,920	Mediaset Spa	21,048
710	Vivendi Environment	18,876
700	Vivendi Universal (b)	17,604
Building Materials & Components (2%)
560	Compagnie de Saint-Gobain	28,260
Business & Public Services (2%)
1,050	Deutsche Post AG	23,135
Chemicals (3%)
190	L’Air Liquide	33,258
Construction & Housing (3%)
1,500	Barratt Developments PLC	16,437
150	Vinci	14,593
Electronics (2%)
850	STMicroelectronics NV	18,728
Energy (10%)
460	Norsk Hydro ASA	27,012
2,070	Repsol YPF, SA	43,575
7,150	Shell Transporting & Trading Co. PLC	49,439
Financial Services (8%)
1,180	Fortis (b)	25,702
1,490	Provident Financial PLC	19,069
610	UBS AG	43,407
Food & Household Products (3%)
560	Unilever NV	36,868
Health & Personal Care (6%)
200	Altana AG	12,726
160	Coloplast A/S	15,077
690	Galen Holdings PLC	9,775
1,260	Gentinge AB	14,521
26	Serono SA	15,600

EUROPEAN QUANT EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Insurance (6%)
810	Fondiaria - SAI	17,866
190	Muenchener Rueckver AG	20,535
2,465	Prudential PLC	19,410
1,200	Sampo OYJ	11,487
Machinery & Engineering (1%)
940	Metso Corporation	11,521
Merchandising (2%)
100	Colruyt NV	10,753
3,500	William Morrison Supermarkets PLC	14,900
Metals-Non Ferrous (2%)
3,540	BHP Billiton PLC	28,347
Multi-Industry (3%)
410	Siemens AG	29,596
Telecommunication (9%)
7,235	BT Group PLC	22,955
1,340	Deutsche Telekom AG	23,118
1,010	Elisa OYJ (b)	13,795
1,510	Koninklijke (Royal) KPN NV	10,873
7,430	MMO2 PLC (b)	13,207
3,600	TeliaSonera AB	14,804
Utilities (2%)
5,500	Northumbrian Water Group PLC	11,096
890	Pennon Group PLC	10,963

Total Common Stocks (Cost - $1,036,645) (93%)		1,077,605
Other Assets, net of Liabilities (7%)		75,676

Net Assets (100%)		$1,153,281

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$64,548
Unrealized depreciation	(23,588)

Net unrealized appreciation	$40,960

(b)	Non-income producing security.

See notes to financial statements.

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Common Stocks
Automobiles (1%)
350	Debica	$11,444
Banks (20%)
76,500	Banca Transilvania	13,515
7,000	Bank of Cyprus (b)	21,386
2,800	Bank Pekao SA	87,358
1,000	Bank Pekao SA-REG S GDR	30,950
750	Bank Przemyslowo-Handlowy PBK SA	82,366
1,850	Bank Zachodni WBK SA	41,557
1,650	BRE Bank SA	47,155
1,000	Komercni Banka AS	109,355
5,500	OTP Bank RT	102,665
100	Sberbank RF	38,300
Beverages & Tobacco (4%)
22,000	Browary Polskie Brok-Strzelec	12,025
1,650	Hoop	8,443
100	Philip Morris CR AS	64,791
1,100	Zaklady Tluszczowe Kruszwica (b)	10,515
Chemicals (3%)
6,000	Pannonplast RT	50,191
9,000	Unipetrol AS (b)	26,856
Construction & Building Materials (1%)
2,750	Budimex SA	33,633
Entertainment & Media (1%)
2,500	Antenna Hungaria RT	36,209
Health & Personal Care (4%)
650	Gedeon Richter RT	66,181
1,800	Oriflame Cosmetics SA	55,986
Industrial (1%)
3,300	Fabryka Kotlow Rafako	12,973
Mining & Metal Products (4%)
1,100	Grupa Kety SA	36,104
90,000	Stalexport SA	84,912
Oil & Energy (20%)
1,200	Lukoil	130,800
500	LUKOIL	53,208
2,500	MOL Magyar Olaj-es Gazipari RT	94,467
10,500	Polski Koncern Naftowy Orlen SA	75,477
1,500	Sibneft - ADR	45,870
200,000	SNP Petrom SA	12,471
1,500	Surgutneftegaz	49,062
2,000	Surgutneftegaz	65,000
1,500	YUKOS - ADR	66,750

EUROPEAN EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Other Consumer (3%)
1,100	Amica Wronki	13,453
3,900	Fabryki Mebli Forte	13,823
1,250	Prokom Software SA	63,335
Retail (2%)
1,350	Cersanit-Krasnystaw SA	31,370
3,000	Farmacol SA	20,592
Technology (1%)
2,200	Ster-Projekt	9,884
Utilities (22%)
1,250	AO VimpelCom - ADR	112,200
11,000	Cesky Telecom AS	138,326
8,500	CEZ	60,741
26,000	Magyar Tavkozlesi Rt (Matav)	108,748
600	Mobile Telesystems - ADR	64,776
23,000	Netia SA (b)	22,733
26,000	Telekomunikacja Polska SA	105,778
1,400	Unified Energy System	37,548

Total Common Stocks (Cost - $2,210,840) (87%)		2,481,282
Investment Companies (10%)
289,518	Dreyfus Treasury Cash Management	289,518

Total (Cost - $2,500,358) (a) (97%)		2,770,800
Other Assets, net of Liabilities (3%)		79,318

Net Assets (100%)		$2,850,118

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$307,532
Unrealized depreciation	(37,090)

Net unrealized appreciation	$270,442

(b)	Non-income producing security.

See notes to financial statements.

EUROLAND BLUE CHIP FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Common Stocks
Aerospace & Military Technology (1%)
5,450	British Aerospace	$20,319
Appliances & Household Durables (2%)
1,240	Philips Electronics NV	33,754
Automobiles (5%)
800	Daimerchrysler AG	35,838
4,930	Fiat SPA (b)	34,672
50	Porsche AG Preferred	31,002
Banking (13%)
3,830	Banco Bilbao Vizcaya Argentaria SA	50,522
2,430	Banco Santander Central Hispano SA	26,086
1,165	BNP Paribas SA	69,929
5,610	BPI-SGPS SA	21,374
1,610	Credit Agricole SA	39,698
1,640	Dexia	26,958
3,560	San Paolo IMI	41,501
Beverages & Tobacco (1%)
720	Coca-Cola Hellenic Bottling Company SA	19,081
Broadcasting & Publishing (3%)
750	M6 Metropole Television	21,826
1,400	Reed Elsevier NV	19,658
910	Vivendi Universal (b)	22,885
Building Materials & Components (1%)
2,450	Assa Abloy AB	29,840
Business & Public Services (5%)
170	Sap AG	25,765
4,950	Serco Group PLC	18,917
2,500	Suez SA	50,081
Chemicals (2%)
2,190	Clariant AG	27,819
430	Linde AG	23,503
Construction & Housing (3%)
780	ACS Actividades de Construction (b)	37,876
3,700	Skansa AB - B	29,800
Electronics (6%)
14,112	Alstom	26,714
2,600	Asm Lithography Holding NV	41,368
2,220	Infineon Technologies AG	28,433
290	Siemens AG	20,934
Energy Equipment & Services (2%)
230	Technip SA	31,855
Energy Sources (10%)
3,300	BG Group PLC	19,108
4,800	BP Amoco PLC	41,594
240	LUKOIL	26,100
2,200	Statoil ASA	27,488
570	Total Fina SA	105,374
Financial Services (7%)
800	Deutsche Bank AG	65,896
1,760	Fortis (b)	38,335
1,820	ING Group NV	38,988
Forestry & Paper Products (2%)
1,800	Upm-Kymmene OYJ	33,168

EUROLAND BLUE CHIP FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Health & Personal Care (3%)
450	Altana AG	28,634
580	Stada Arzneimittel AG	30,485
Insurance (6%)
285	Allianz AG	30,222
1,830	Axa	38,523
440	Baloise Holding LTD	17,872
300	Muenchener Rueckver AG	32,424
Merchandising (4%)
3,510	Ahold NV (b)	27,166
920	Karstadt AG	19,543
710	Metro AG	31,466
Metals-Steel (1%)
1,520	Arcelor	25,241
Multi-Industry (2%)
450	Financiere Marc de Lacharriere SA	17,630
17,960	Sonae, SGPS, SA	19,796
Telecommunication Equipment (3%)
4,550	Nokia OYJ	63,999
Telecommunications (6%)
950	France Telecom	22,912
4,220	Telefonica SA	62,745
1,570	Telekom Austria AG	23,042
17,340	Vodafone Group PLC	42,226
Textiles & Apparel (1%)
820	Cie Financiere Richemont	21,117
Transportation-Airlines (3%)
3,140	Deutsche Lufthansa - REG (b)	50,411
2,900	EasyJet PLC	15,245
Transportation-Road & Rail (1%)
3,150	Brisa-Auto Estradas de Portugal, SA	21,436
Utilities (2%)
430	E.ON AG	28,490
1,100	Iberdrola SA	21,680

Total Common Stocks (Cost - $2,114,915) (95%)		1,996,364
Other Assets, net of Liabilities (5%)		102,185

Net Assets (100%)		$2,098,549

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$28,124
Unrealized depreciation	(146,675)

Net unrealized depreciation	(118,551)

(b)	Non-income producing security.

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Common Stocks
Banking (11%)
670	Aareal Bank AG	$23,359
1,909	Anglo Irish Bank	31,220
550	Bank Austria Creditanstalt	31,202
1,500	Bank of Piraeus	17,684
2,200	Barclays PLC	19,885
1,400	Bayerische Hypo Und Vereinsbank AG (b)	24,288
500	BNP Paribas SA	30,012
1,300	Standard Chartered PLC	19,965
Beverages & Tobacco (2%)
1,100	Coca-Cola Hellenic Bottling Company SA	29,152
Broadcasting & Publishing (5%)
800	M6 Metropole Television	23,281
1,700	SES Global	16,253
1,500	United Business Media PLC	12,265
800	Vivendi Universal (b)	20,119
Building Materials & Components (1%)
1,800	CIMPOR-Cimentos de Portugal, SGPS, SA	9,467
Business & Public Services (7%)
1,200	Deutsche Post AG	26,440
100	Sap AG	15,156
40	SGS Societe Generale de Surveillance Holding	21,004
750	United Internet AG	18,870
1,000	Vivendi Environment	26,586
Chemicals (2%)
7,000	Imperial Chemical	27,280
Consumer Goods & Services (1%)
200	Wella Ag - Preferred Stock	18,228
Energy Equipment & Services (3%)
550	IHC Caland NV	25,890
Electronics (11%)
6,300	ABB LTD (b)	35,514
9,657	Alstom	18,281
12,200	ARM Holdings PLC	25,264
800	ASM International NV	16,582
1,650	Asm Lithography Holding NV	26,253
1,100	Infineon Technologies AG	14,088
1,000	Muehlbauer Holding AG & CO	31,151
Energy Sources (9%)
1,600	Eni SPA	32,512
400	Norsk Hydro ASA	23,489
200	OMV AG	36,542
1,300	Statoil ASA	16,243
170	Total Fina SA	31,427
Financial Services (3%)
500	Deutsche Boerse AG	27,484
850	Man Group PLC	25,504
Food & Household Products (1%)
600	Reckitt Benckiser PLC	15,635
Gaming (2%)
1,700	OPAP	32,425

EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2004

Principal or Shares	Security Description	Value
Health & Personal Care (15%)
200	Actelion LTD	21,969
550	Altana AG	34,997
200	AstraZeneca PLC	9,375
2,100	Cambridge Antibody Technology Group	21,165
800	GPC Biotech AG (b)	12,096
200	Nobel Biocare Holding AG	27,143
400	Oriflame Cosmetics SA	12,441
350	Rhone Poulenc	26,649
2,200	Smith & Nephew PLC	22,388
230	Straumann Holding AG	41,382
750	UCB SA	29,994
Insurance (3%)
1,200	Fondiaria - SAI	26,468
800	Hannover Rueckversicherungs-AG	27,470
Merchandising (1%)
350	Charles Voegele Holding AG	22,541
Metals-Steel (1%)
15,000	Corus Group PLC (b)	9,865
Multi-Industry (3%)
600	Grenkeleasing AG	23,032
600	SEZ Holding AG	19,181
9,200	Sonae, SGPS, SA	10,141
Office Machines (1%)
1,000	Oce NV	16,833
Telecommunication Equipment (2%)
2,200	Nokia OYJ	30,945
Telecommunications (9%)
900	Bouygues SA	30,720
21,000	MMO2 PLC (b)	37,328
1,050	Mobilcom AG	20,405
300	Mobistar SA	19,409
7,600	Vodafone Group PLC	18,507
Transportation (1%)
1,900	Brisa-Auto Estradas de Portugal, SA	12,930

Total Common Stocks (Cost - $1,429,481) (94%)		1,481,373
Investment Companies (4%)
67,336	Dreyfus Treasury Cash Management	67,336

Total (Cost - $1,496,817) (a) (98%)		1,548,709
Other Assets, net of Liabilities (2%)		26,448

Net Assets (100%)		$1,575,156

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$98,253
Unrealized depreciation	(46,361)

Net unrealized appreciation	$51,892

(b)	Non-income producing security.

See notes to financial statements.

Statements of Assets & Liabilities

April 30, 2004

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
ASSETS:
Investments, at value(1)	$947,525	$1,077,605	$2,770,800	$1,996,364	$1,548,709
Foreign cash(2)	22,227	26,352	64,831	60,664	53,206
Cash	31,089	42,441		20,869
Receivable for:
Interest and dividends	2,419	6,190	4,764	2,854	3,462
Investments sold	7,689			48,056	29,126
Forward currency contracts	2,041
Receivable from Advisor (Note 3)	13,418	23,052	39,968	37,147	19,839
Other assets	6,056	4,969	5,901	8,702	2,972

Total Assets	1,032,464	1,180,609	2,886,264	2,174,656	1,657,314

LIABILITIES:
Payable for forward currency contracts	3,922
Payable for investments purchased				31,767	50,676
Accrued expenses:
Administration fees (Note 3)	66	76	188	138	100
Trustee fees and expenses	1,205	1,668	4,435	6,567	2,914
Other liabilities	23,023	25,584	31,523	37,635	28,468

Total Liabilities	28,216	27,328	36,146	76,107	82,158

NET ASSETS	$1,004,248	$1,153,281	$2,850,118	$2,098,549	$1,575,156

NET ASSETS:
Paid in capital	$885,410	$1,004,751	$2,410,703	$2,117,067	$1,407,722
Undistributed net investment income	(11,391)	8,583	(6,120)	2,109	256
Undistributed net realized gains (losses) from investments	109,282	99,226	175,152	97,567	115,151
Net unrealized appreciation (depreciation) from:
Investments	22,790	40,960	270,442	(118,551)	51,892
Translation of assets and liabilities in foreign currencies	(1,843)	(239)	(59)	357	135

NET ASSETS	$1,004,248	$1,153,281	$2,850,118	$2,098,549	$1,575,156

Outstanding shares of beneficial interest	79,875	86,537	191,341	163,346	118,900

NET ASSET VALUE - offering and redemption price per share in whole dollars	$12.57	$13.33	$14.90	$12.85	$13.25

(1) Investments, at cost	$924,735	$1,036,645	$2,500,358	$2,114,915	$1,496,817
(2) Foreign cash, at cost	$22,110	$26,464	$64,880	$60,286	$52,888

See notes to financial statements.

Statements of Operations

Period ended April 30, 2004

	International Equity Fund	European Quant Equity Fund	European Emerging Markets Fund	Euroland Blue Chip Fund	European Growth Fund
INVESTMENT INCOME:
Interest income (Note 2)	$141	$159	$506	$196	$556
Dividend income	6,072	14,782	5,626	11,125	7,821
Foreign tax withholding	(670)	(1,737)	(878)	(1,665)	(971)

Investment Income	5,543	13,204	5,254	9,656	7,406
EXPENSES:
Investment advisory fees (Note 3)	3,416	3,518	7,588	4,885	4,757
Administration fees (Note 3)	364	375	809	521	507
Custodian fees	7,352	8,918	16,601	23,376	12,445
Transfer agent fees	5,910	5,851	8,084	5,838	6,509
Registration	9,359	10,626	10,179	6,560	13,331
Trustee fees and expenses	4,998	6,222	12,925	7,984	6,540
Printing and mailing costs	599	2,109	4,840	5,019	1,503
Pricing	2,815	3,495	2,224	3,328	4,747
Legal fees	5,726	6,149	12,821	4,956	6,392
Accounting fees	20,336	20,323	20,323	20,323	20,323
Audit fees	10,142	10,035	10,677	9,956	10,297
Distribution fees			1,468	1,214	928
Other expenses	564	421	855	562	773

Gross Expenses	71,581	78,042	109,394	94,522	89,052
Custodian credits (Note 2)	(519)	(24)		(222)
Expense subsidy (Note 3)	(66,735)	(73,562)	(98,315)	(86,898)	(82,099)

Net Expenses	4,327	4,456	11,079	7,402	6,953

Net Investment Income	1,216	8,748	(5,825)	2,254	453

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	87,174	100,779	204,742	108,177	108,856
Foreign currency transactions	18,884	(3,625)	(29,071)	(11,332)	2,531
Futures, options and swap contracts	3,306	3,304		725	4,248
Change in net unrealized appreciation (depreciation) from:
Investments	(26,222)	10,182	177,078	(162,765)	(26,325)
Translation of assets and liabilities in foreign currencies	(31,247)	(23,844)	2,760	(13,598)	(19,946)
Futures, options and swap contracts	2,303

Net Realized and Unrealized Gains (Losses)	54,198	86,796	355,509	(78,793)	69,364

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,414	$95,544	$349,684	$(76,539)	$69,817

See notes to financial statements.

Statements of Changes in Net Assets

Periods ended April 30, 2004 and October 31, 2003

	International Equity Fund		European Quant Equity Fund		European Emerging Markets Fund		Euroland Blue Chip Fund		European Growth Fund
	2004	2003(1)	2004	2003(1)	2004	2003(1)	2004	2003(1)	2004	2003(1)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,216	$1,848	$8,748	$5,590	$(5,825)	$10,400	$2,254	$5,569	$453	$5,132
Net realized gains (losses) on investments	109,364	47,864	100,458	26,755	175,671	153,892	97,570	10,626	115,635	37,704
Change in net unrealized appreciation (depreciation)	(55,166)	76,112	(13,662)	54,382	179,838	90,545	(176,363)	58,168	(46,271)	98,297

Change in Net Assets Resulting from Operations	55,414	125,824	95,544	86,727	349,684	254,837	(76,539)	74,363	69,817	141,133

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(15,495)		(2,955)		(5,056)		(9,415)		(5,604)
Net realized gains from investments	(46,905)		(30,786)		(160,050)		(6,927)		(37,912)

Change in Net Assets from Distributions to Shareholders	(62,400)	—	(33,741)	—	(165,106)	—	(16,342)	—	(43,516)	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	123,010	700,010	271,000	700,010	1,767,499	1,280,523	2,185,115	300,010	665,206	700,010
Reinvestment of distributions	62,400		33,741		165,107		16,342		43,516
Cost of fund shares redeemed	(10)				(800,330)	(2,096)	(384,400)		(1,010)

Change in Net Assets from Capital Transactions	185,400	700,010	304,741	700,010	1,132,276	1,278,427	1,817,057	300,010	707,712	700,010

Total Change in Net Assets	178,414	825,834	366,544	786,737	1,316,854	1,533,264	1,724,176	374,373	734,013	841,143
NET ASSETS:
Beginning of period	825,834	—	786,737	—	1,533,264	—	374,373	—	841,143	—

End of period	$1,004,248	$825,834	$1,153,281	$786,737	$2,850,118	$1,533,264	$2,098,549	$374,373	$1,575,156	$841,143

Undistributed net investment income	$(11,391)	$2,888	$8,583	$2,790	$(6,120)	$4,761	$2,109	$9,270	$256	$5,407

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	65,431	—	64,015	—	113,850	—	30,001	—	66,271	—

Shares sold	9,465	65,431	19,910	64,015	121,847	114,069	159,656	30,001	49,384	66,271
Shares issued in reinvestment of distributions	4,980		2,612		12,720		1,221		3,320
Shares redeemed	(1)				(57,076)	(219)	(27,532)		(75)

Change in shares outstanding	14,444	65,431	22,522	64,015	77,491	113,850	133,345	30,001	52,629	66,271

Outstanding shares at end of period	79,875	65,431	86,537	64,015	191,341	113,850	163,346	30,001	118,900	66,271

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	936,776		1,306,100		1,792,430		2,942,318		1,664,084
Sale of investments (excluding government)	572,926		1,105,627		1,097,306		1,262,886		1,068,571
Purchase of government securities	—		—		—		—		—
Sale of government securities	—		—		—		—		—

(1)	The Funds commenced operations on December 30, 2002

See notes to financial statements.

Financial Highlights

For a share outstanding during the period ended April 30, 2004 and October 31, 2003

	International Equity Fund		European Quant Equity Fund		European Emerging Markets Fund			Euroland Blue Chip Fund			European Growth Fund
	2004	2003(1)	2004	2003(1)	2004		2003(1)	2004		2003(1)	2004		2003(1)
Net asset value - beginning of period	$12.62	$10.00	$12.29	$10.00	$13.47		$10.00	$12.48		$10.00	$12.69		$10.00

Income (loss) from investment activities:
Net investment income	0.03	0.03	0.10	0.09	(0.03)		0.09	0.01		0.19			0.08
Net realized and unrealized gains (losses)	0.86	2.59	1.46	2.20	2.85		3.38	0.90		2.29	1.20		2.61

Total from investment activities	0.89	2.62	1.56	2.29	2.82		3.47	0.91		2.48	1.20		2.69

Distributions to shareholders:
From net investment income	(0.22)		(0.04)		(0.04)			(0.31)			(0.08)
From net realized gains	(0.72)		(0.48)		(1.35)			(0.23)			(0.56)

Total distributions to shareholders	(0.94)	0.00	(0.52)	0.00	(1.39)		0.00	(0.54)		0.00	(0.64)		0.00

Net asset value - end of period	$12.57	$12.62	$13.33	$12.29	$14.90		$13.47	$12.85		$12.48	$13.25		$12.69

Total return(2)	7.18%	26.21%	12.88%	22.90%	22.48	% (3)	34.69%	7.17	%(3)	24.78%	9.54	% (3)	26.90%

Ratios/supplemental data:
Net assets, end of period	$1,004,248	$825,834	$1,153,281	$786,737	$2,850,118		$1,533,264	$2,098,549		$374,373	$1,575,156		$841,143
Ratio of gross expense to average net assets(4)	15.73%	32.69%	16.65%	37.67%	10.82%		21.19%	14.51%		42.68%	14.05%		31.22%
Ratio of net expense to average net assets(4)	0.95%	0.95%	0.95%	0.95%	1.10%		0.95%	1.14%		0.95%	1.10%		0.95%
Ratio of investment income less gross expenses to average net assets(4)	(14.51%)	(31.21%)	(13.83%)	(34.87%)	(10.30%)		(18.49%)	(13.02%)		(39.63%)	(12.88%)		(29.05%)
Ratio of net investment income to average net assets(4)	0.27%	0.53%	1.87%	1.85%	(0.58%)		1.75%	0.35%		2.10%	0.07%		1.22%
Portfolio turnover rate	157%	114%	244%	253%	113%		141%	205%		137%	178%		177%

(1)	The Funds commenced operations on December 30, 2002

(2)	Not annualized

(3)	Total return does not reflect any applicable sales charges

(4)	Annualized

See notes to financial statements.

Notes to Financial Statements

1.	Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The International Equity and the European Quant Equity Funds are no-load Funds and the European Emerging Markets, Euroland Blue Chip and European Growth Funds are subject to an initial sales charge at the time of purchase up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds, except for the Euroland Blue Chip Fund, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 0.95% through October 31, 2004. Effective February 1, 2004 the voluntary expense cap for the European Emerging Markets, Euroland Blue Chip and European Growth Funds was increased to 1.20% through October 31, 2004.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. It is not recorded as liabilities in the statement of assets and liabilities, but is recognized as net expense in the statements of operations. As of April 30, 2004, the deferred expense subsidy was $178,171 for the International Equity Funds, $184,600 for the European Quant Equity, $218,723 for the European Emerging Markets, $197,233 for the Euroland Blue Chip, and $209,380 for the European Growth

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

Under a distribution agreement with the International Equity and the European Quant Equity Funds, Payden & Rygel Distributors is not entitled to receive any fees for distribution. Each of the European Emerging Markets, Euroland Blue Chip and European Growth Funds has adopted a plan pursuant to SEC Rule 12b1 by which the Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the funds, at an annualized rate of 0.25%. Payden & Rygel Distributors received commission in the amount of $2,100, during the period.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

Trustees & Officers

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
Trustees (1) 333 S. Grand Avenue Los Angeles CA 90071

W.D. Hilton, Jr. Age 57	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Settlement Trust	All	Trustee, The Payden & Rygel Investment Group; Director, Bermuda Fire & Marine Insurance Co., Ltd.

James Clayburn LaForce, Jr Age 75	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisors Series Trust; Director, CancerVax Corporation; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D. Age 67	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner Age 44	Interested Trustee	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste Age 52	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC ; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2) 333 S. Grand Avenue Los Angeles CA 90071

Scott J. Weiner Age 44	Chairman and President	2002	Managing Principal and Director Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin Age 42	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews Age 43	CFO	2003	Managing Principal, Director and CFO, Payden & Rygel	All

Yot Chattrabhuti Age 48	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh Age 35	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner Age 53	Vice President	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock Age 53	Secretary	2002	Managing Principal, Director and General Counsel, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.